Income Taxes - Summary of Provision for Income Tax (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Provision for current tax expense income	₱ 5,111	₱ 6,200	₱ 7,964
Deferred (Note 3)	3,710	3,401	1,206
Actual provision for income tax	₱ 8,821	₱ 9,601	₱ 9,170